SIGNIFICANT ACCOUNTING POLICIES (Concentrations of credit risk) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
January 1,	$ 6,783	$ 2,497
Charges to expenses	2,437	3,142
Write offs	(121)	(984)
Assumed from business combinations	0	2,066
Foreign currency translation adjustments	(63)	62
December 31,	$ 9,036	$ 6,783